Accounts Receivable And Accrued Revenues (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable And Accrued Revenues [Abstract]
Trade Receivables and Accrued Revenues	$ 864	$ 905
Prepaids, Deposits and Other	130	350
Accounts Receivable and Accrued Revenues Gross	994	1,255
Allowance for Doubtful Accounts	(6)	(19)
Accounts Receivable and Accrued Revenues	$ 988	$ 1,236